CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 10,011,533	$ 1,431,630	¥ 13,465,442
Restricted cash	29,129	4,165	37,517
Accounts receivable, net	1,287,475	184,106	1,503,706
Financing receivables, net	674,880	96,507	1,178,617
Short-term investment (including the fair value measured investments of RMB3,533,370 and RMB5,908,915 as of December 31, 2024 and 2025, respectively)	15,620,892	2,233,758	8,848,447
Inventories	40,648	5,813	38,569
Advances to suppliers	719,277	102,855	783,599
Prepayments and other current assets	5,102,997	729,719	4,329,664
Amounts due from related parties	¥ 477,865	$ 68,334	¥ 168,160
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Total current assets	¥ 33,964,696	$ 4,856,887	¥ 30,353,721
Investments in equity investees	1,951,910	279,119	1,871,337
Property and equipment, net	35,433,509	5,066,924	33,915,366
Land use rights, net	6,762,240	966,987	6,170,233
Intangible assets, net	52,758	7,544	17,043
Operating lease right-of-use assets	398,082	56,925	566,316
Goodwill	4,157,111	594,459	4,241,541
Deferred tax assets	1,103,655	157,821	984,567
Long-term investment	5,221,110	746,609	12,017,755
Long-term financing receivables, net	1,039,946	148,710	861,453
Other non-current assets	¥ 938,980	$ 134,272	919,331
Amounts due from related parties-non current			¥ 421,667
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
TOTAL ASSETS	¥ 91,023,997	$ 13,016,257	¥ 92,340,330
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	10,934,419	1,563,601	9,513,958
Accounts payable	2,577,229	368,539	2,463,395
Advances from customers	1,833,131	262,134	1,565,147
Income tax payable	279,541	39,974	488,889
Operating lease liabilities, current	139,787	19,989	183,373
Dividends payable	19,659	2,811	14,134
Convertible senior notes			7,270,081
Total current liabilities	22,869,140	3,270,242	28,273,235
Long-term bank borrowings	18,000	2,574
Non-current operating lease liabilities	261,257	37,359	377,717
Deferred tax liabilities	615,073	87,954	1,014,545
Convertible senior notes	124,114	17,748
Total Liabilities	23,887,584	3,415,877	29,665,497
Commitments and contingencies (Note 17)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024; 795,528,169 shares issued and 790,812,316 shares outstanding as of December 31, 2025)	513	73	523
Additional paid-in capital	24,000,698	3,432,054	24,389,905
Treasury shares, at cost (7,774,535 and 1,801,637 shares as of December 31, 2024 and 2025, respectively)	(254,480)	(36,390)	(1,131,895)
Retained earnings	42,918,864	6,137,316	39,098,553
Accumulated other comprehensive loss	(281,266)	(40,220)	(294,694)
ZTO Express (Cayman) Inc. shareholders' equity	66,384,329	9,492,833	62,062,392
Non-controlling interests	752,084	107,547	612,441
Total Equity	67,136,413	9,600,380	62,674,833
TOTAL LIABILITIES AND EQUITY	91,023,997	13,016,257	92,340,330
Related Party
Current assets
Amounts due from related parties	477,865		168,160
Amounts due from related parties-non current			421,667
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	796,660	113,921	202,766
Nonrelated Party
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	¥ 6,288,714	$ 899,273	¥ 6,571,492